Warrant Liability - Summary of Warrant Liability (Detail) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrant Liability [Abstract]
Opening balance	£ 50,775	£ 131
Warrants issued	0	4,080
Warrants exercised	(2,400)	(127)
Fair value changes during the period	(14,364)	46,691
Closing balance	£ 34,011	£ 50,775